Expense Example, No Redemption - A C I Shares - JPMorgan Diversified Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	544	801	1,079	1,869	149	514	905	1,877	73	281	507	1,155